Subsequent Events	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 12 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described herein, including in Note 2—Restatement of Previously Issued Financial Statements, based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

Proposed Business Combination

On June 30, 2021, the Company, Passport Merger Sub I Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Blocker Merger Sub 1”), Passport Merger Sub II Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Blocker Merger Sub 2”), Passport Merger Sub III Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Blocker Merger Sub 3” and, together with Blocker Merger Sub 1 and Blocker Merger Sub 2, the “Blocker Merger Subs”, and together with the Company Merger Sub (as defined below), the “Merger Subs”), KPCB Investment I, Inc., a Delaware corporation (“KPCB Blocker”), Inspirato Group, Inc., a Delaware corporation (“IVP Blocker”), W Capital Partners III IBC, Inc., a Delaware corporation (“W Capital Blocker”, and together with KPCB Blocker and the IVP Blocker, the “Blockers”), Passport Company Merger Sub, LLC a Delaware limited liability company (“Company Merger Sub”, and together with the Company and the Blocker Merger Subs, the “TVAC Parties”), and Inspirato LLC, a Delaware limited liability company (“Inspirato”), entered into a business combination agreement (the “Business Combination Agreement”), pursuant to which (i) KPCB Blocker will merge with and into Blocker Merger Sub 1, with Blocker Merger Sub 1 as the surviving company and wholly-owned subsidiary of the Company (the “KPCB Blocker Merger”), (ii) IVP Blocker will merge with an into Blocker Merger Sub 2, with Blocker Merger Sub 2 as the surviving company and wholly-owned subsidiary of the Company (the “IVP Blocker Merger”), (iii) W Capital Blocker will merge with and into Blocker Merger Sub 3, with Blocker Merger Sub 3 as the surviving company and wholly-owned subsidiary of the Company (the “W Capital Blocker Merger,” and together with the KPCB Blocker Merger and the IVP Blocker Merger and any mergers involving blockers that are not party to the Business Combination Agreement (if any), the “Blocker Mergers”) and (iv) immediately following the Blocker Mergers, Company Merger Sub will merge with and into Inspirato, with Inspirato as the surviving company (“Surviving Company”), resulting in Inspirato becoming a subsidiary of the Company (the “Company Merger,” together with the Blocker Mergers, the “Mergers” and together with the other transactions related thereto, the “Proposed Transactions”).

Transaction Consideration

Upon the consummation of the Mergers, the aggregate consideration to be paid or issued in exchange for the units of Inspirato will be (i) approximately $1.07 billion (the “Valuation”) of equity consideration, payable in the form of shares of the Company’s Class A Common Stock, in the case of the Blockers, or New Company Units and shares of the Company’s Class V Common Stock in the case of all other unitholders of Inspirato, (ii) an amount in cash (if any), to be determined by the Inspirato prior to the closing of the Proposed Transactions (the “Closing”), subject to the limitations set forth in the Business Combination Agreement, and (iii) certain rights under the Tax Receivables Agreement (as described below). The Valuation will be adjusted upward on a dollar- for-dollar basis by (a) the amount by which Inspirato’s net cash at the Closing exceeds $20 million, and (b) the amount by which the Company’s transaction expenses exceeds $15 million. The aggregate equity and cash consideration payable in the Mergers will be allocated among the Blockers and other unitholders of Inspirato in accordance with his, her or its respective pro rata share. Options to purchase Common Units of Inspirato will be converted into options to purchase shares of the Company’s Class A Common Stock at an exchange ratio based on the value of equity and cash consideration (but excluding the value of any rights payable under the Tax Receivables Agreement) payable to the unitholders of Inspirato, and will be subject to the same terms and conditions, including vesting.

Note 11. Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.